Document and Entity Information	Sep. 27, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2018
Entity Registrant Name	Clough Funds Trust
Entity Central Index Key	0001638872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 27, 2019
Document Effective Date	Sep. 27, 2019
Prospectus Date	Feb. 28, 2019